Class Shares (Tables)	12 Months Ended
Mar. 31, 2017
Additional Information Regarding Model AA Class Shares

“Model AA Class Shares”) on July 24, 2015. Presented below is additional information regarding the Model AA Class Shares:

Total number of shares issued	:	47,100,000 shares

Issue price	:	10,598 yen per share

Purchase price	:	10,121.09 yen per share

Voting rights	:	Model AA Class Shares shall have voting rights. The number of shares constituting one unit with respect to Model AA Class Shares shall be 100.

Restrictions on transfer	:	Model AA Class Shares shall have restrictions on transfer.

Dividends	:	(1) If the record date falls in the fiscal year ending on March 31, 2016 : 0.5% of the issue price
(2) If the record date falls in the fiscal year ending on March 31, 2017 through March 31, 2020 : the annual dividend rate for the previous fiscal year plus 0.5% of the issue price
(3) If the record date falls in the fiscal year ending on March 31, 2021 or later : 2.5% of the issue price

Shareholder’s right	:

(1)    Shareholder’s conversion right into Common Shares

         Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for Common Shares on the first business day of April and October of every year, starting October 1, 2020.

(2)    Shareholder’s cash put option

         Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for cash on the last business day of March, June, September and December of each year, starting on September 1, 2020.

TMC’s right	:	TMC may acquire, on or after April 2, 2021, all of the outstanding Model AA Class Shares in exchange for cash.